Shareholder Report, Holdings (Details) - BNY Mellon Sustainable U.S. Equity Fund, Inc.	May 31, 2024
Class A | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Class A | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class A | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class A | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class A | Alphabet, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class A | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class A | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class A | Ingersoll Rand, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class A | The Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class A | Mastercard, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class A | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class A | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class A | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class A | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class A | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class A | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class A | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Class A | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Class A | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Class A | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.90%
Class C | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Class C | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class C | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class C | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class C | Alphabet, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class C | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class C | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class C | Ingersoll Rand, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class C | The Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class C | Mastercard, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class C | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class C | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class C | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class C | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class C | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class C | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class C | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Class C | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Class C | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Class C | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.90%
Class I | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Class I | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class I | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class I | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class I | Alphabet, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class I | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class I | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class I | Ingersoll Rand, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class I | The Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class I | Mastercard, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class I | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class I | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class I | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class I | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Class I | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Class I | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.90%
Class Y | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Class Y | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class Y | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class Y | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class Y | Alphabet, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class Y | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class Y | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class Y | Ingersoll Rand, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class Y | The Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class Y | Mastercard, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class Y | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class Y | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class Y | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class Y | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class Y | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class Y | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class Y | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Class Y | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Class Y | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Class Y | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.90%
Class Z | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Class Z | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class Z | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class Z | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class Z | Alphabet, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class Z | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class Z | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class Z | Ingersoll Rand, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class Z | The Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class Z | Mastercard, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class Z | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class Z | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class Z | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class Z | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class Z | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class Z | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class Z | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Class Z | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Class Z | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Class Z | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.90%